Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Related Parties Transactions

Amounts due from related parties consisted of the following as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Current
Libra Sciences Limited (Note b)	522,192	522,192
Allowance for credit loss	(522,192)	(522,192)
Total	$—	$—

Amounts due to related parties consisted of the following as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Current
Aeneas Group Limited (Note a)	$79,180	$79,180
Ian Huen	—	464
	$79,180	$79,644
Convertible notes to a related party
Jurchen Investment Corporation (Note 15)	3,418,500	3,238,500
Total	$3,418,500	$3,238,500

Related party transactions consisted of the following for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Loan from related parties (Note a)
- Aeneas Group Limited	$-	$-	$2,500,000

Issuance of Convertible Note to related parties (Note 15)
- Jurchen Investment Corporation	$-	$-	$3,000,000

Settlement of loan from a related party through issuance of Convertible Note (Note 15)
- Aeneas Group Limited	$-	$-	$3,000,000

Interest expenses (Note a and Note 15)
- Aeneas Group Limited	$-	$-	$71,123
- Jurchen Investment Corporation	$180,000	$180,000	$58,500
- Aenco Technologies Ltd	$-	$-	$(13,234)

Loan to related parties (Note b)
- Libra Sciences Limited	$-	$-	$92,459

Loan repayment and interest received from a related party (Note b)
- Talem Medical Group Limited	$-	$-	$611,641

Interest income (Note b)
- Talem Medical Group Limited	$-	$-	$4,637
- Libra Sciences Limited	$-	$-	$8,963

Consultant, secondment, management and administrative services fees (Note c)
- CGY Investments Limited	$-	$-	$153,640
- ACC Medical Limited	$-	$-	$138,768

Administrative management services (Note d)
- Libra Sciences Limited	$-	$-	$9,615

Healthcare services income
- Aeneas Management Limited	$-	$-	$961